SYSTEM COMPONENTS AND LEASED SYSTEMS, NET	6 Months Ended
Jun. 30, 2026
System Components And Leased Systems Net
SYSTEM COMPONENTS AND LEASED SYSTEMS, NET

NOTE 4: SYSTEM COMPONENTS AND LEASED SYSTEMS, NET

During the six-month periods ended June 30, 2026 and 2025, the Company acquired system components, net, totaling $1,528 and $2,100, respectively, and transferred system components to leased systems in the carrying amounts of $1,039 and $1,166, respectively.